DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of assumptions were used in the Black-Scholes valuation model

	Year ended December 31, 2020	Year ended December 31, 2019
Conversion price	$0.015 to 2.00	$0.02 to 2.00
Risk free interest rate	0.09 to 1.53%	1.53 to 2.59%
Expected life of derivative liability	1 to 12 months	1 to 12 months
Expected volatility of underlying stock	171.7 to 222.6%	148.5 to 224.3%
Expected dividend rate	0%	0%

Schedule of movement in derivative liability

	December 31, 2020	December 31, 2019
Opening balance	$905,576	$1,833,672
Derivative financial liability arising from convertible note	1,406,369	1,053,842
Fair value adjustment to derivative liability	654,471	(1,981,938)
	$2,966,416	$905,576